AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 98.2%
	ADVERTISING — 1.8%
	Clear Channel Outdoor Holdings, Inc.
$700,000	7.750%, 4/15/2028[1,2]	$733,264
80,000	7.500%, 6/1/2029[1,2]	82,827
145,000	Outfront Media Capital LLC / Outfront Media Capital Corp. 6.250%, 6/15/2025[1,2]	153,271
		969,362
	AEROSPACE/DEFENSE — 0.5%
	Triumph Group, Inc.
209,000	8.875%, 6/1/2024[1,2]	232,512
45,000	6.250%, 9/15/2024[1,2]	45,675
		278,187
	AIRLINES — 5.1%
880,000	American Airlines, Inc. 11.750%, 7/15/2025[2]	1,104,400
130,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.500%, 4/20/2026[2,3]	137,638
875,000	Delta Air Lines, Inc. 7.000%, 5/1/2025[2]	1,021,506
320,000	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.750%, 1/20/2026[1,2,3]	344,000
74,642	Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8.000%, 9/20/2025[1,2,3]	84,420
		2,691,964
	APPAREL — 0.2%
120,000	Wolverine World Wide, Inc. 6.375%, 5/15/2025[1,2]	127,664
	AUTO MANUFACTURERS — 0.4%
180,000	Ford Motor Co. 9.000%, 4/22/2025[1]	221,917
	AUTO PARTS & EQUIPMENT — 4.1%
200,000	Adient Global Holdings Ltd. 4.875%, 8/15/2026[1,2,3]	205,846
	American Axle & Manufacturing, Inc.
350,000	6.250%, 4/1/2025[1]	361,536
65,000	6.875%, 7/1/2028[1]	70,921
305,000	Clarios Global LP 6.750%, 5/15/2025[1,2,3]	324,819
	Tenneco, Inc.
520,000	5.375%, 12/15/2024[1]	520,536
150,000	5.000%, 7/15/2026[1]	149,205

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	AUTO PARTS & EQUIPMENT (Continued)
$530,000	Titan International, Inc. 7.000%, 4/30/2028[1,2]	$554,512
		2,187,375
	BUILDING MATERIALS — 1.8%
480,000	CP Atlas Buyer, Inc. 7.000%, 12/1/2028[1,2]	497,400
250,000	Koppers, Inc. 6.000%, 2/15/2025[1,2]	258,000
195,000	Summit Materials LLC / Summit Materials Finance Corp. 5.125%, 6/1/2025[1,2]	196,565
		951,965
	CHEMICALS — 7.0%
200,000	CVR Partners LP / CVR Nitrogen Finance Corp. 6.125%, 6/15/2028[1,2]	205,000
465,000	GPD Cos., Inc. 10.125%, 4/1/2026[1,2]	506,850
200,000	Herens Holdco Sarl 4.750%, 5/15/2028[1,2,3]	199,000
390,000	Innophos Holdings, Inc. 9.375%, 2/15/2028[1,2]	421,200
135,000	Iris Holdings, Inc. 8.750%, 2/15/2026[1,2]	137,700
250,000	NOVA Chemicals Corp. 5.250%, 6/1/2027[1,2,3]	269,450
170,000	OCI N.V. 4.625%, 10/15/2025[1,2,3]	177,279
500,000	Polar U.S. Borrower LLC / Schenectady International Group, Inc. 6.750%, 5/15/2026[1,2]	500,625
750,000	Rayonier AM Products, Inc. 7.625%, 1/15/2026[1,2]	783,566
450,000	Venator Finance Sarl / Venator Materials LLC 9.500%, 7/1/2025[1,2,3]	505,687
		3,706,357
	COAL — 0.8%
400,000	SunCoke Energy, Inc. 4.875%, 6/30/2029[1,2]	399,500
	COMMERCIAL SERVICES — 6.1%
415,000	Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.625%, 7/15/2026[1,2]	439,995
240,000	Alta Equipment Group, Inc. 5.625%, 4/15/2026[1,2]	246,281

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	COMMERCIAL SERVICES (Continued)
$375,000	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC 7.125%, 7/31/2026[1,2,3]	$388,125
560,000	Metis Merger Sub LLC 6.500%, 5/15/2029[1,2]	554,548
205,000	Modulaire Global Finance Plc 8.000%, 2/15/2023[1,2,3]	210,638
215,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 5.250%, 4/15/2024[2]	230,379
1,170,000	Quad/Graphics, Inc. 7.000%, 5/1/2022	1,158,300
		3,228,266
	COMPUTERS — 3.0%
500,000	Austin BidCo, Inc. 7.125%, 12/15/2028[1,2]	512,345
285,000	Banff Merger Sub, Inc. 9.750%, 9/1/2026[1,2]	299,963
170,000	NCR Corp. 5.750%, 9/1/2027[1,2]	179,881
240,000	Presidio Holdings, Inc. 4.875%, 2/1/2027[1,2]	246,902
305,000	Unisys Corp. 6.875%, 11/1/2027[1,2]	333,316
		1,572,407
	DISTRIBUTION/WHOLESALE — 1.4%
525,000	BCPE Empire Holdings, Inc. 7.625%, 5/1/2027[1,2]	537,652
208,000	Resideo Funding, Inc. 6.125%, 11/1/2026[1,2]	218,400
		756,052
	DIVERSIFIED FINANCIAL SERVICES — 5.7%
415,000	Jefferies Finance LLC / JFIN Co.-Issuer Corp. 6.250%, 6/3/2026[1,2]	433,675
	Midcap Financial Issuer Trust
375,000	6.500%, 5/1/2028[1,2]	392,453
575,000	5.625%, 1/15/2030[1,2]	577,156
120,000	Navient Corp. 5.500%, 1/25/2023	126,564
	OneMain Finance Corp.
205,000	5.625%, 3/15/2023	219,526
320,000	6.125%, 3/15/2024[1]	344,400
105,000	3.500%, 1/15/2027[1]	105,788

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	DIVERSIFIED FINANCIAL SERVICES (Continued)
$750,000	VistaJet Malta Finance PLC / XO Management Holding, Inc. 10.500%, 6/1/2024[1,2,3]	$817,650
		3,017,212
	ENGINEERING & CONSTRUCTION — 1.9%
925,000	PowerTeam Services LLC 9.033%, 12/4/2025[1,2]	1,017,500
	ENTERTAINMENT — 2.7%
	Cinemark USA, Inc.
185,000	5.875%, 3/15/2026[1,2]	194,434
335,000	5.250%, 7/15/2028[1,2]	343,375
750,000	Motion Bondco DAC 6.625%, 11/15/2027[1,2,3]	759,375
125,000	Powdr Corp. 6.000%, 8/1/2025[1,2]	131,250
		1,428,434
	ENVIRONMENTAL CONTROL — 0.3%
170,000	GFL Environmental, Inc. 4.250%, 6/1/2025[1,2,3]	177,062
	FOOD — 1.3%
500,000	H-Food Holdings LLC / Hearthside Finance Co., Inc. 8.500%, 6/1/2026[1,2]	521,250
170,000	NBM U.S. Holdings, Inc. 7.000%, 5/14/2026[1,2]	183,262
		704,512
	FOREST PRODUCTS & PAPER — 1.0%
255,000	Mercer International, Inc. 5.125%, 2/1/2029[1,2]	262,395
265,000	Resolute Forest Products, Inc. 4.875%, 3/1/2026[1,2]	273,745
		536,140
	HEALTHCARE-SERVICES — 2.0%
230,000	ModivCare, Inc. 5.875%, 11/15/2025[1,2]	246,105
260,000	Select Medical Corp. 6.250%, 8/15/2026[1,2]	276,905
255,000	Tenet Healthcare Corp. 4.625%, 7/15/2024[1]	258,748

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	HEALTHCARE-SERVICES (Continued)
$260,000	U.S. Acute Care Solutions LLC 6.375%, 3/1/2026[1,2]	$268,658
		1,050,416
	HOME BUILDERS — 3.0%
115,000	Ashton Woods USA LLC / Ashton Woods Finance Co. 6.750%, 8/1/2025[1,2]	119,169
1,090,000	New Home Co., Inc. 7.250%, 10/15/2025[1,2]	1,155,073
265,000	Winnebago Industries, Inc. 6.250%, 7/15/2028[1,2]	285,537
		1,559,779
	HOME FURNISHINGS — 0.2%
120,000	WASH Multifamily Acquisition, Inc. 5.750%, 4/15/2026[1,2]	125,292
	INTERNET — 2.0%
260,000	Cablevision Lightpath LLC 5.625%, 9/15/2028[1,2]	265,200
250,000	Photo Holdings Merger Sub, Inc. 8.500%, 10/1/2026[1,2]	274,063
465,000	Uber Technologies, Inc. 8.000%, 11/1/2026[1,2]	501,037
		1,040,300
	INVESTMENT COMPANIES — 0.5%
245,000	Compass Group Diversified Holdings LLC 5.250%, 4/15/2029[1,2]	255,413
	IRON/STEEL — 2.3%
585,000	TMS International Corp. 6.250%, 4/15/2029[1,2]	614,250
	United States Steel Corp.
330,000	6.250%, 3/15/2026[1]	341,052
225,000	6.875%, 3/1/2029[1]	240,750
		1,196,052
	LEISURE TIME — 2.8%
470,000	Carnival Corp. 7.625%, 3/1/2026[1,2,3]	510,538
360,000	Viking Cruises Ltd. 13.000%, 5/15/2025[1,2,3]	423,518

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	LEISURE TIME (Continued)
$530,000	Viking Ocean Cruises Ship VII Ltd. 5.625%, 2/15/2029[1,2,3]	$535,300
		1,469,356
	LODGING — 0.7%
115,000	Marriott Ownership Resorts, Inc. 6.125%, 9/15/2025[1,2]	122,297
240,000	Marriott Ownership Resorts, Inc. / ILG LLC 6.500%, 9/15/2026[1]	249,300
		371,597
	MACHINERY-CONSTRUCTION & MINING — 0.5%
250,000	Manitowoc Co., Inc. 9.000%, 4/1/2026[1,2]	271,250
	MEDIA — 13.0%
115,000	Altice Financing S.A. 7.500%, 5/15/2026[1,2,3]	119,750
	Audacy Capital Corp.
380,000	6.500%, 5/1/2027[1,2]	395,200
1,355,000	6.750%, 3/31/2029[1,2]	1,405,968
765,000	Cengage Learning, Inc. 9.500%, 6/15/2024[1,2]	783,169
255,000	DISH DBS Corp. 7.375%, 7/1/2028[1]	274,413
730,000	iHeartCommunications, Inc. 8.375%, 5/1/2027[1]	782,012
1,246,000	Meredith Corp. 6.875%, 2/1/2026[1]	1,295,840
1,045,000	Townsquare Media, Inc. 6.875%, 2/1/2026[1,2]	1,118,150
500,000	Videotron Ltd. 3.625%, 6/15/2029[1,2,3]	507,500
185,000	Ziggo Bond Co. B.V. 6.000%, 1/15/2027[1,2,3]	193,325
		6,875,327
	METAL FABRICATE/HARDWARE — 1.0%
515,000	Park-Ohio Industries, Inc. 6.625%, 4/15/2027[1]	524,167
	MINING — 1.9%
395,000	Century Aluminum Co. 7.500%, 4/1/2028[1,2]	419,178

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	MINING (Continued)
	First Quantum Minerals Ltd.
$350,000	6.500%, 3/1/2024[1,2,3]	$357,000
200,000	7.500%, 4/1/2025[1,2,3]	207,500
40,000	Hudbay Minerals, Inc. 4.500%, 4/1/2026[1,2,3]	40,150
		1,023,828
	MISCELLANEOUS MANUFACTURING — 2.1%
80,000	Bombardier, Inc. 7.125%, 6/15/2026[1,2,3]	83,400
	FXI Holdings, Inc.
230,000	7.875%, 11/1/2024[1,2]	237,187
700,000	12.250%, 11/15/2026[1,2]	805,875
		1,126,462
	OFFICE FURNISHINGS — 0.5%
250,000	Interface, Inc. 5.500%, 12/1/2028[1,2]	261,500
	PACKAGING & CONTAINERS — 4.7%
510,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 5.250%, 8/15/2027[1,2,3]	520,200
250,000	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co.-Issuer LLC 6.000%, 9/15/2028[1,2,3]	260,000
240,000	Intertape Polymer Group, Inc. 4.375%, 6/15/2029[1,2,3]	243,602
275,000	LABL Escrow Issuer LLC 6.750%, 7/15/2026[1,2]	293,351
	Mauser Packaging Solutions Holding Co.
485,000	8.500%, 4/15/2024[1,2]	501,975
265,000	7.250%, 4/15/2025[1,2]	259,700
400,000	Plastipak Holdings, Inc. 6.250%, 10/15/2025[1,2]	409,000
		2,487,828
	PHARMACEUTICALS — 0.3%
135,000	Bausch Health Americas, Inc. 8.500%, 1/31/2027[1,2]	146,732
	REAL ESTATE — 1.6%
	Realogy Group LLC / Realogy Co.-Issuer Corp.
195,000	7.625%, 6/15/2025[1,2]	211,517
330,000	9.375%, 4/1/2027[1,2]	366,676

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	REAL ESTATE (Continued)
$250,000	5.750%, 1/15/2029[1,2]	$261,347
		839,540
	REITS — 0.9%
360,000	iStar, Inc. 4.750%, 10/1/2024[1]	378,900
100,000	Starwood Property Trust, Inc. 3.625%, 7/15/2026[1,2]	100,750
		479,650
	RETAIL — 4.1%
260,000	Bloomin' Brands, Inc. / OSI Restaurant Partners LLC 5.125%, 4/15/2029[1,2]	267,150
275,000	Foundation Building Materials, Inc. 6.000%, 3/1/2029[1,2]	271,562
415,000	LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.750%, 2/15/2026[1,2]	430,380
520,000	Macy's Retail Holdings LLC 5.875%, 4/1/2029[1,2]	559,224
245,000	NMG Holding Co., Inc. / Neiman Marcus Group LLC 7.125%, 4/1/2026[1,2]	260,925
325,000	PetSmart, Inc. / PetSmart Finance Corp. 7.750%, 2/15/2029[1,2]	357,425
		2,146,666
	SEMICONDUCTORS — 0.5%
255,000	Amkor Technology, Inc. 6.625%, 9/15/2027[1,2]	275,081
	SOFTWARE — 3.8%
265,000	Boxer Parent Co., Inc. 7.125%, 10/2/2025[1,2]	283,550
155,000	Dun & Bradstreet Corp. 6.875%, 8/15/2026[1,2]	164,300
795,000	Rocket Software, Inc. 6.500%, 2/15/2029[1,2]	788,863
185,000	SS&C Technologies, Inc. 5.500%, 9/30/2027[1,2]	196,045
	Veritas US, Inc. / Veritas Bermuda Ltd.
250,000	10.500%, 2/1/2024[1,2]	256,617
285,000	7.500%, 9/1/2025[1,2]	296,756
		1,986,131

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	TELECOMMUNICATIONS — 2.6%
$145,000	Altice France S.A./France 7.375%, 5/1/2026[1,2,3]	$150,790
400,000	Avaya, Inc. 6.125%, 9/15/2028[1,2]	428,120
255,000	CommScope, Inc. 8.250%, 3/1/2027[1,2]	272,544
250,000	Connect Finco SARL / Connect U.S. Finco LLC 6.750%, 10/1/2026[1,2,3]	264,620
240,000	Viasat, Inc. 5.625%, 4/15/2027[1,2]	250,519
		1,366,593
	TRANSPORTATION — 1.3%
645,000	Danaos Corp. 8.500%, 3/1/2028[1,2,3]	707,288
	TRUCKING & LEASING — 0.8%
	DAE Funding LLC
240,000	4.500%, 8/1/2022[1,2]	240,360
190,000	5.000%, 8/1/2024[1,2]	195,111
		435,471
	TOTAL CORPORATE BONDS
	(Cost $50,791,580)	51,993,595
	SHORT-TERM INVESTMENTS — 0.4%
191,204	UMB Money Market Fiduciary, 0.01%[4]	191,204
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $191,204)	191,204
	TOTAL INVESTMENTS — 98.6%
	(Cost $50,982,784)	52,184,799
	Other Assets in Excess of Liabilities — 1.4%	754,197
	TOTAL NET ASSETS — 100.0%	$52,938,996

LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company

[1]Callable.
[2]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $44,369,720, which represents 84% of total net assets of the Fund.
[3]Foreign security denominated in U.S. Dollars.
[4]The rate is the annualized seven-day yield at period end.